Note 15 - Derivative Financial Instruments - Gain or Loss on Derivatives Not Designated as Hedging Instruments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Gain (loss) on derivatives	$ 178,128	$ 4,355,657	$ (27,141)
Not Designated as Hedging Instrument [Member]
Gain (loss) on derivatives	178,128	4,355,657	(27,141)
Not Designated as Hedging Instrument [Member] | Interest Rate Contracts, Unrealized (Loss) / Gain [Member]
Gain (loss) on derivatives	(4,036,107)	4,223,839	153,835
Not Designated as Hedging Instrument [Member] | Interest Rate Contracts, Realized (Loss) / Gain [Member]
Gain (loss) on derivatives	$ 4,214,235	$ 131,818	$ (180,976)